Revenues	3 Months Ended
Mar. 31, 2021
Revenue Recognition [Abstract]
Revenues

Note 4. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three months ended March 31, 2021 and 2020:

	Three months ended March 31,
	2021	2020
	(U.S. $ in thousands)
Americas
Products	$49,568	$48,244
Service	32,545	38,329
Total Americas	82,113	86,573

EMEA
Products	22,501	20,747
Service	6,417	6,173
Total EMEA	28,918	26,920

Asia Pacific
Products	18,255	14,181
Service	4,903	5,233
Total Asia Pacific	23,158	19,414

Total Revenues	$134,189	$132,907

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three months ended March 31, 2021 and 2020:

	Three months ended March 31,
	2021	2020
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$90,324	$83,172
Services	10,601	10,644
Total revenues recognized in point in time	100,925	93,816

Revenues recognized over time from:
Services	33,264	39,091
Total revenues recognized over time	33,264	39,091

Total Revenues	$134,189	$132,907

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of March 31, 2021 and December 31, 2020.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of March 31, 2021 and December 31, 2020 were as follows:

	March 31,	December 31,
	2021	2020
	U.S. $ in thousands

Deferred revenue*	63,487	63,392

*Includes $14.1 million and $14.2 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2021 and December 31, 2020, respectively.

Revenue recognized in 2021 that was included in deferred revenue balance as of December 31, 2020 was $18.4 million for the three months ended March 31, 2021.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2021, the total RPO amounted to $89.7 million. The Company expects to recognize $74.9 million of this RPO during the next 12 months, $9.2 million over the subsequent 12 months and the remaining $5.6 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of March 31, 2021 and December 31, 2020, the deferred commissions amounted to $5.3 million and $5.0 million, respectively.